Long-Term Debt - Schedule of Principal Payments (Details) $ in Thousands	Sep. 30, 2017 USD ($)
Debt Instruments [Abstract]
2018	$ 7,200
2019	6,863
2020	25,049
2021	3,803
2022	25,364
2023 and thereafter
Total	$ 68,279